OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
Supplement dated June 26, 2013 to the Prospectus and
Statement of Additional Information, each dated December 28, 2012

This supplement amends the Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI") of Oppenheimer Limited-Term Government Fund (the "Fund"), each dated December 28, 2012, and is in addition to any other supplements.

Effective July 1, 2013:

(Oppenheimer Limited Term Government Fund)

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Limited Term Government Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	[1]
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.49%	none	none	[1]
Other Expenses		0.24%	0.24%	0.24%	0.24%	0.24%	0.05%	[1]
Total Annual Fund Operating Expenses		0.89%	1.65%	1.65%	1.14%	0.65%	0.46%	[1]
Fee Waivers and/or Expense Reimbursement	[2]	(0.09%)	(0.05%)	(0.05%)	(0.04%)	(0.15%)	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.60%	1.60%	1.10%	0.50%	0.46%	[1]
[1]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[2]	After discussions with the Fund's Board of Trustees, the Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 1.10% for Class N shares and 0.50% for Class Y shares. These expense limitations may not be amended or withdrawn until after one year from the date of this prospectus.

The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (Oppenheimer Limited Term Government Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		305	495	700	1,293
Class B		564	720	999	1,572
Class C		264	520	899	1,966
Class N		213	360	627	1,390
Class Y		51	194	348	799
Class I	[1]	47	148	258	580
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed:
Expense Example, No Redemption (Oppenheimer Limited Term Government Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		305	495	700	1,293
Class B		164	520	899	1,572
Class C		164	520	899	1,966
Class N		113	360	627	1,390
Class Y		51	194	348	799
Class I	[1]	47	148	258	580
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

[1]	Expenses have been restated to reflect current fees.